Goodwill and Other Intangible Assets -- Goodwill (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Impairment Loss		$ 0
Consumer and Insurance Segment
Goodwill [Line Items]
Goodwill acquired during period		$ 1,440,000
OneMain
Goodwill [Line Items]
Goodwill acquired during period	$ 1,400,000